Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest Disclosure [Abstract]
Non-Controlling Interests	Non-Controlling Interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2025	December 31, 2024
	Essakane	Essakane
Percentage of voting rights held by non-controlling interests	15%	10%
Accumulated non-controlling interest	$54.5	$64.0
Net earnings (loss) attributable to non-controlling interests	$67.9	$27.7
Dividends paid to non-controlling interests[1]	$128.3	$18.0
1.For the year ended December 31, 2025, dividends paid to other non-controlling interests amounted to $ 128.3 million  (December 31, 2024 – $18.0 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2025	December 31, 2024
	Essakane	Essakane
Current assets	$482.5	$324.0
Non-current assets	825.0	882.2
Current liabilities	(664.9)	(175.0)
Non-current liabilities	(203.5)	(234.1)
Net assets	$439.1	$797.1
	Year ended	Year ended
	December 31, 2025	December 31, 2024
Revenues	$1,489.5	$1,084.3
Net earnings (loss) and OCI	$499.7	$277.5

Net cash from (used in) operating activities	$673.4	$444.6
Net cash from (used in) investing activities	(137.3)	(196.9)
Net cash from (used in) financing activities	(468.8)	(185.2)
Net increase (decrease) in cash and cash equivalents	$67.3	$62.5
The Company’s ability to access or use the assets of Essakane to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Essakane must be approved by the Supervisory Boards, which includes representation from the non-controlling interest.
Euro Ressources
EURO Ressources S.A. (“EURO”) is a French mining royalty and streaming company that was listed on the NYSE Euronext of Paris stock exchange under the symbol EUR. The Company owned 90% of EURO through its wholly owned subsidiary IAMGOLD France S.A.S. ("IAMGOLD France"), until February 27, 2024 when the Company completed the acquisition of all of the outstanding common shares of EURO that IAMGOLD France did not already own through a "squeeze-out" under French law, which was approved by the Autorité des marchés financiers on January 23, 2024. The Company paid cash consideration of €3.50 per share for an aggregate consideration of €21.9 million ($23.7 million). Following the acquisition, IAMGOLD France beneficially owns and controls 62.5 million common shares, representing 100% of the outstanding EURO shares.
The change in ownership interest in EURO was recorded as an equity transaction. Prior to the acquisition, the carrying amount of the non-controlling interests was $3.0 million. The difference between the carrying amount of the non-controlling interest of $3.0 million and cash consideration of $23.7 million resulted in a decrease in total equity of $20.7 million. Transaction costs of $1.2 million directly related to the acquisition resulted in a decrease in total equity.